Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2017
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

11. Common Stock and Additional Paid-in Capital:

General

On April 24, 2017, the Company's Annual General Meeting of Shareholders (the "Meeting"), approved the increase in the Company's authorized share capital of one billion (1,000,000,000) common shares of a par value of $0.01 each and five hundred million (500,000,000) preferred shares of a par value of $0.01 each to one trillion (1,000,000,000,000) common shares of a par value of $0.01 each and five hundred million (500,000,000) preferred shares of a par value of $0.01 each.

On November 3, 2017, an extraordinary general meeting of shareholders, or EGM was held. At the EGM, the shareholders of the Company approved the Second Amended and Restated Memorandum and Articles of Association based on which Company's authorized share capital as this approved on April 24,2017 by the Annual General Meeting of Shareholders, was reduced to one billion eight hundred million (1,800,000,000) common shares, consisting of one billion five hundred million (1,500,000,000) Class A common shares of a par value of $0.01 each, and three hundred million (300,000,000) Class B common shares of a par value of $0.01 each, and one hundred million (100,000,000) preferred shares of par value $0.01 each. Common shares outstanding prior to the adoption of the Second Amended and Restated Memorandum and Articles of Association will remain outstanding and are redesignated as Class A common shares on our register of members.

All Company's common shares have equal voting rights and participates equally in dividend distributions.

Dividends

In March 2015 and in May 2015, the Company paid dividends of $0.19 per common share to its shareholders, with respect to the quarters ended December 31, 2014 and March 31, 2015, respectively.

Issuance of common shares

On June 8, 2015, the Company successfully completed the offering of 3,106 (28,571,428 shares before the 1-for-9,200 reverse stock split) shares of its common shares, par value $0.01 per share, at a price of $7.00 per share (share price before reverse stock split), resulting in proceeds of $194,134, after deducting placement fees. As part of the offering, Mr. George Economou, the Company's Chairman, purchased $10,000, or 155,299 (1,428,571 before the 1-for-9,200 reverse stock split) shares, of common shares in the offering at the public offering price.

On September 22, 2017, upon the occurrence of the restructuring effective date, the Company issued 90,651,603 common shares, par value $0.01 per share, at a price of $24.00 per share resulting in an amount of $1,992,533 issued to the Scheme creditors and $204,595 to Prime Cap, respectively and were recorded in "Common stock" and "Additional paid-in capital" in the accompanying consolidated balance sheets.

On November 3, 2017, following the designation of three hundred million (300,000,000) of the Company's common shares as Class B Common Shares the EGM, the Company issued 895,404 Class B Common Shares to certain of shareholders pursuant to the terms of the recently completed financial restructuring. The Class B common shares are convertible into Class A common shares on a one-for-one basis, have equal voting rights and participate equally in dividend distributions and are not and will not be listed on a national securities exchange or a national market system.

On November 13, 2017, certain of the Company’s shareholders elected to convert 337,533 Class A Common Shares into 337,533 Class B Common Shares, in accordance with the terms of the Company’s Second Amended and Restated Memorandum and Articles of Association. As of December 31, 2017, the Company's total outstanding common shares amounted to 91,567,982 (Class A Common Shares: 90,562,138 and Class B Common Shares: 1,005,844).

Treasury stock

During the year ended December 31, 2015, the Company exchanged the $120,000 Exchangeable Promissory Note for an aggregate amount of 2,415 (22,222,222 shares before the 1-for-9,200 reverse stock split) of the Company's shares owned by DryShips (Note 4). These shares were retired on September 21, 2017.

On April 5, 2016, the Company's unrestricted subsidiary, Ocean Rig Investments Inc., purchased 6,096 (56,079,533 shares before the 1-for-9,200 reverse stock split) shares of the Company's common shares previously held by DryShips (Note 4). These shares were not retired and are treated as treasury stock for accounting purposes since under U.S. GAAP the parent's shares purchased by a subsidiary are treated as treasury shares. The Company is incorporated in the Cayman Islands. Under Cayman Islands law, shares of a parent company held by a subsidiary company are not characterized as treasury shares, are entitled to vote and be counted in determining the total number of outstanding shares in the Company. These shares were ultimately retired on September 21, 2017.

Reverse stock splits

On April 24, 2017, the Company's Annual General Meeting of Shareholders, approved a proposal to allow the Company to effect one or more reverse stock splits for ratios ranging from 1-for-2 to not more than 1-for-100,000, with the exact ratio to be set within this range as determined by the Board of Directors or duly constituted committee thereof and any time following the Annual General Meeting of Shareholders.

On September 21, 2017, the Company effected a 1-for-9,200 reverse stock split of its common shares. The Company's common shares commenced trading on a split-adjusted basis on September 22, 2017. The reverse stock split was completed in connection with the Company’s Restructuring and in order to comply with NASDAQ's listing requirements and meet the minimum bid requirement for continued listing on NASDAQ.

All previously reported share and per share amounts have been restated to reflect the reverse stock split.

Restricted stock awards

During 2015 and 2016, under the then 2012 Equity Incentive Plan an aggregate of 20 shares (186,702 before the 1-for-9,200 reverse stock split) of non-vested common shares were granted to employees of Ocean Rig.

On May 17, 2016, the Company's Compensation Committee approved the discontinuance of the granting of stock awards to the employees of the Company. Following the approval, all the Company's restricted stock awards, apart from those awarded to Azara, were cancelled.

On November 14, 2017, the Company’s Board of Directors approved the grant of 4,000 shares of Company’s common shares to each of the three new directors of the Board. The shares vested immediately and were recognized to expenses based on the fair value on the grant date, being $25.56 per share.

The 2012 Equity Incentive Plan of the Company was terminated in connection with the Company’s financial restructuring which was completed in September of 2017.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2016 and 2017 and movement during the years then ended, is presented below.

	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2015	44	$99,360.00
Forfeited	(17)	92,736.00
Vested	(16)	114,356.00
Balance December 31, 2016	11	$87,032.00
Granted	12,000	25.56
Vested	(12,011)	105.24
Balance December 31, 2017	-	$-

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2015	66	$139,380.00
Vested shares granted in prior years	16	114,356.00
Granted and vested shares in prior years, but cancelled during 2016	(45)	124,384.00
As at December 31, 2016	37	$146,648.00
Vested shares granted in prior years	11	87,032.00
Vested shares granted in 2017	12,000	25.56
As at December 31, 2017	12,048	$558.94

As of December 31, 2015, 2016 and 2017, there was $2,299, $314 and nil, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. The amounts of $3,676, $1,506 and $314 represent the stock based compensation expense which are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2015, 2016 and 2017, respectively. That cost of $314 relating to the Company’s restricted stock award, entitled to Azara, was fully recognized as at December 31, 2017.